Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2023	2022
	£m	£m
Structured Notes Programmes	369	375
Structured deposits	426	321
Zero Amortising Guaranteed Notes	104	107
	899	803